OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2015
Leases [Abstract]
Operating Leases Of Lessor Disclosure [Text Block]
NOTE 24 -	OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is for a period of  10 years from the commencement date of September 1, 2013 and will end on August 31, 2023. The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments
2016	$1,545
2017	1,591
2018	1,639
2019	1,688
2020	1,739
Total minimum lease payments to be received in the next five years	$8,202

The minimum lease payment receivable after five years is $5,856.